UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 59.7%
Security	Principal Amount (000’s omitted)		Value

Argentina — 0.9%

Republic of Argentina, 3.75% to 3/31/29, 12/31/38(1)	USD	17,333	$5,548,276

Republic of Argentina, 6.25%, 11/9/47(2)	EUR	34,393	8,742,846

Republic of Argentina, 6.625%, 7/6/28	USD	5,652	1,427,130

Republic of Argentina, 6.875%, 1/11/48	USD	31,989	7,557,721

Republic of Argentina, 7.625%, 4/22/46	USD	13,732	3,433,137

Total Argentina			$26,709,110

Bahrain — 0.5%

Kingdom of Bahrain, 6.125%, 7/5/22(2)	USD	8,753	$8,818,289

Kingdom of Bahrain, 7.00%, 1/26/26(2)	USD	5,769	5,772,357

Total Bahrain			$14,590,646

Barbados — 1.9%

Government of Barbados, 6.50%, 10/1/29(2)	USD	63,122	$54,600,270

Total Barbados			$54,600,270

Benin — 0.7%

Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	21,263	$19,443,794

Total Benin			$19,443,794

Ecuador — 0.1%

Republic of Ecuador, 9.50%, 3/27/30(2)	USD	8,227	$2,406,398

Republic of Ecuador, 9.625%, 6/2/27(2)	USD	2,550	736,338

Republic of Ecuador, 10.75%, 1/31/29(2)	USD	200	58,502

Total Ecuador			$3,201,238

Egypt — 5.8%

Arab Republic of Egypt, 4.75%, 4/11/25(2)	EUR	13,698	$13,221,312

Arab Republic of Egypt, 5.625%, 4/16/30(2)	EUR	1,525	1,381,141

Arab Republic of Egypt, 5.875%, 6/11/25(2)	USD	2,142	2,030,935

Arab Republic of Egypt, 6.375%, 4/11/31(2)	EUR	53,603	49,531,497

Arab Republic of Egypt, 7.50%, 1/31/27(2)	USD	27,798	27,150,223

Arab Republic of Egypt, 8.15%, 11/20/59(2)(3)	USD	20,128	17,680,033

Arab Republic of Egypt, 8.50%, 1/31/47(2)(3)	USD	12,617	11,334,482

Arab Republic of Egypt, 8.70%, 3/1/49(2)(3)	USD	50,594	45,626,023

Total Egypt			$167,955,646

Georgia — 1.2%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	51,500	$14,587,284

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	8,852	2,728,574

Security	Principal Amount (000’s omitted)		Value

Georgia (continued)

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	12,110	$3,524,009

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	6,262	1,906,950

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	43,335	13,575,026

Total Georgia			$36,321,843

Iceland — 1.9%

Republic of Iceland, 5.00%, 11/15/28	ISK	467,183	$3,868,577

Republic of Iceland, 6.50%, 1/24/31	ISK	5,253,504	50,320,708

Total Iceland			$54,189,285

Indonesia — 0.2%

Indonesia Government Bond, 7.50%, 4/15/40	IDR	79,640,000	$5,078,221

Total Indonesia			$5,078,221

Lebanon — 0.5%

Lebanese Republic, 6.25%, 11/4/24(2)(4)	USD	10,470	$1,753,725

Lebanese Republic, 6.40%, 5/26/23(4)	USD	10,470	1,753,725

Lebanese Republic, 6.65%, 4/22/24(2)(4)	USD	29,480	4,679,950

Lebanese Republic, 6.65%, 2/26/30(2)(4)	USD	132	22,110

Lebanese Republic, 6.75%, 11/29/27(2)(4)	USD	1,056	176,880

Lebanese Republic, 6.85%, 5/25/29(4)	USD	13,921	2,296,965

Lebanese Republic, 7.00%, 12/3/24(4)	USD	4,878	817,065

Lebanese Republic, 7.00%, 3/20/28(2)(4)	USD	7,809	1,308,007

Lebanese Republic, 7.15%, 11/20/31(2)(4)	USD	5,401	904,667

Lebanese Republic, 8.20%, 5/17/33(4)	USD	4,223	707,353

Lebanese Republic, 8.25%, 5/17/34(4)	USD	3,507	587,423

Total Lebanon			$15,007,870

New Zealand — 5.7%

New Zealand Government Bond, 2.50%, 9/20/35(2)(5)	NZD	96,285	$77,419,821

New Zealand Government Bond, 2.50%, 9/20/40(2)(5)	NZD	108,028	89,522,774

Total New Zealand			$166,942,595

Romania — 4.6%

Romanian Government International Bond, 3.375%, 1/28/50(2)	EUR	50,724	$47,393,572

Romanian Government International Bond, 4.625%, 4/3/49(2)(3)	EUR	77,079	85,512,269

Total Romania			$132,905,841

Serbia — 11.9%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	6,167,590	$62,115,211

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	8,677,260	89,504,094

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Serbia (continued)

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	17,108,030	$192,546,419

Total Serbia			$344,165,724

Suriname — 0.3%

Republic of Suriname, 9.25%, 10/26/26(2)	USD	22,955	$8,780,288

Total Suriname			$8,780,288

Thailand — 1.6%

Thailand Government Bond, 1.25%, 3/12/28(2)(5)	THB	1,666,531	$46,025,609

Total Thailand			$46,025,609

Ukraine — 21.9%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(6)(7)	USD	89,534	$66,614,818

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	3,022,403	100,524,171

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	1,447,084	50,259,816

Ukraine Government International Bond, 14.91%, 10/12/22	UAH	129,875	4,883,156

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	463,594	17,269,757

Ukraine Government International Bond, 15.84%, 2/26/25(3)	UAH	8,733,741	344,460,688

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	93,144	3,618,442

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	1,224,932	46,531,068

Total Ukraine			$634,161,916

Total Foreign Government Bonds (identified cost $1,818,609,570)			$1,730,079,896

Foreign Corporate Bonds — 4.1%
Security	Principal Amount (000’s omitted)		Value

Georgia — 0.1%

Silknet JSC, 11.00%, 4/2/24(2)	USD	3,388	$3,102,866

Total Georgia			$3,102,866

Iceland — 2.7%

Almenna Leigufelagid EHF, 6.65%, 1/26/28(8)	ISK	4,540,000	$35,919,387

Arion Banki HF, 6.00%, 4/12/24(2)	ISK	1,720,000	13,292,657

Security	Principal Amount (000’s omitted)		Value

Iceland (continued)

Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,963,167	$14,615,010

Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	6,950,507

Landsbankinn HF, 5.00%, 11/23/23(2)	ISK	1,020,000	7,555,192

WOW Air HF, 0.00% (4)(9)	EUR	121	3,979

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4)(10)	EUR	5,500	180,875

Total Iceland			$78,517,607

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	27,880,000	$1,804,514

Total Indonesia			$1,804,514

Ireland — 0.7%

Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	21,357	$19,274,692

Total Ireland			$19,274,692

Mexico — 0.0%(11)

Grupo Kaltex SA de CV, 8.875%, 4/11/22(2)	USD	1,779	$1,071,047

Total Mexico			$1,071,047

Mongolia — 0.1%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(2)	USD	3,258	$3,251,891

Total Mongolia			$3,251,891

Netherlands — 0.3%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(2)	USD	9,093	$7,835,820

Total Netherlands			$7,835,820

United Kingdom — 0.1%

Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	6,410	$4,571,407

Total United Kingdom			$4,571,407

Total Foreign Corporate Bonds (identified cost $145,009,025)			$119,429,844

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 4.8%
Borrower	Principal Amount (000’s omitted)	Value

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.51%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(10)(12)	$3,233	$3,116,704

Total Ethiopia		$3,116,704

Kenya — 1.1%

Government of Kenya, Term Loan, 7.69%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(10)	$4,474	$4,166,976

Government of Kenya, Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)	29,835	26,847,591

Total Kenya		$31,014,567

Tanzania — 3.6%

Government of the United Republic of Tanzania, Term Loan, 7.09%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	$73,350	$69,266,679

Government of the United Republic of Tanzania, Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	36,286	34,805,983

Total Tanzania		$104,072,662

Total Sovereign Loans (identified cost $146,659,348)		$138,203,933

Senior Floating-Rate Loans — 0.1%(13)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Argentina — 0.1%

Desarrolladora Energética S.A., Term Loan, 9.50%, Maturing 7/27/20(8)(14)	$2,607	$1,629,464

Total Argentina		$1,629,464

Total Senior Floating-Rate Loans (identified cost $2,095,338)		$1,629,464

Collateralized Mortgage Obligations — 2.6%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(15)

Series 362, Class C6, 3.50%, 12/15/47	$26,585	$2,447,126

Series 2770, Class SH, 6.286%, (7.10% - 1 mo. USD LIBOR), 3/15/34(16)	1,361	344,130

Series 4791, Class JI, 4.00%, 5/15/48	41,364	3,481,054

		$6,272,310

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2016-DNA4, Class M3, 4.287%, (1 mo. USD LIBOR + 3.80%), 3/25/29(10)	$5,674	$5,589,583

Series 2017-DNA2, Class M2, 3.937%, (1 mo. USD LIBOR + 3.45%), 10/25/29(10)	3,608	3,490,433

Series 2019-DNA1, Class M2, 3.137%, (1 mo. USD LIBOR + 2.65%), 1/25/49(6)(10)	2,737	2,457,884

Series 2019-DNA2, Class M2, 2.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49(6)(10)	7,668	6,765,460

Series 2019-DNA3, Class M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 7/25/49(6)(10)	578	500,341

Series 2019-DNA4, Class M2, 2.437%, (1 mo. USD LIBOR + 1.95%), 10/25/49(6)(10)	663	555,401

Series 2020-DNA1, Class M2, 2.187%, (1 mo. USD LIBOR + 1.70%), 1/25/50(6)(10)	20,046	15,459,953

Series 2020-DNA2, Class M1, 1.237%, (1 mo. USD LIBOR + 0.75%), 2/25/50(6)(10)	6,073	5,831,835

		$40,650,890

Federal National Mortgage Association:

Interest Only:(15)

Series 424, Class C8, 3.50%, 2/25/48	$37,460	$3,053,419

Series 2010-67, Class BI, 5.50%, 6/25/25	8	287

Series 2010-109, Class PS, 6.113%, (6.60% - 1 mo. USD LIBOR), 10/25/40(16)	3,136	681,816

Series 2018-21, Class IO, 3.00%, 4/25/48	39,217	2,961,426

Series 2018-58, Class BI, 4.00%, 8/25/48	6,198	505,641

		$7,202,589

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C03, Class 1M2C, 3.487%, (1 mo. USD LIBOR + 3.00%), 10/25/29(10)	$3,828	$3,149,510

Series 2017-C07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(10)	2,618	2,436,568

Series 2018-C06, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 3/25/31(10)	1,570	1,427,439

Series 2018-R07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 4/25/31(6)(10)	761	711,363

Series 2019-R02, Class 1M2, 2.787%, (1 mo. USD LIBOR + 2.30%), 8/25/31(6)(10)	2,716	2,509,255

20	See Notes to Consolidated Financial Statements.

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April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2019-R05, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 7/25/39(6)(10)	$1,288	$1,187,013

Series 2019-R07, Class 1M2, 2.587%, (1 mo. USD LIBOR + 2.10%), 10/25/39(6)(10)	2,924	2,558,308

Series 2020-R01, Class 1M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 1/25/40(6)(10)	10,374	7,933,833

		$21,913,289

Total Collateralized Mortgage Obligations (identified cost $91,244,822)		$76,039,078

U.S. Government Guaranteed Small Business Administration Loans (17)(18) — 1.1%
Security	Principal Amount (000’s omitted)	Value

1.63%, 11/20/42	$1,235	$72,897

1.88%, 10/30/42 to 12/28/42	10,759	689,480

2.13%, 1/25/43	1,701	121,716

2.38%, 11/30/42 to 3/1/43	6,158	545,334

2.38%, 11/15/32 to 4/10/43(19)	53,418	3,782,233

2.63%, 10/27/42 to 3/20/43	9,965	913,267

2.86%, 4/12/27 to 3/10/43(19)	105,003	9,708,091

2.88%, 10/27/42 to 2/13/43	10,469	1,093,513

3.06%, 2/2/27 to 12/17/43(19)	109,619	10,758,018

3.13%, 10/12/42 to 2/15/43	6,949	839,514

3.38%, 12/18/42	668	88,163

3.63%, 10/27/42 to 3/28/43	23,884	3,265,688

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $39,564,852)		$31,877,914

Common Stocks — 3.8%
Security	Shares	Value

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(20)	8,424,416	$6,076,552

Total Cyprus		$6,076,552

Greece — 0.5%

Alpha Bank AE(20)	1,784,700	$1,303,232

Eurobank Ergasias Services and Holdings S.A.(20)	3,832,200	1,547,941

Hellenic Telecommunications Organization S.A.	244,800	3,234,172

JUMBO S.A.	177,200	2,773,163

National Bank of Greece S.A.(20)	1,111,000	1,506,599

Security	Shares	Value

Greece (continued)

OPAP S.A.	308,145	$2,760,150

Piraeus Bank S.A.(20)	1,025,200	1,368,356

Total Greece		$14,493,613

Iceland — 1.7%

Arion Banki HF(6)(20)	30,204,830	$11,706,450

Eik Fasteignafelag HF	96,765,425	4,465,601

Eimskipafelag Islands HF(20)	7,866,970	6,959,822

Hagar HF	30,229,195	9,621,155

Reginn HF(20)	41,170,338	4,748,364

Reitir Fasteignafelag HF	16,629,313	5,762,249

Siminn HF	161,055,638	6,491,755

Total Iceland		$49,755,396

Serbia — 0.1%

Komercijalna Banka AD Beograd(20)	133,148	$3,049,732

Total Serbia		$3,049,732

Singapore — 0.4%

Yoma Strategic Holdings, Ltd.(20)	79,369,266	$11,077,758

Total Singapore		$11,077,758

Vietnam — 0.9%

Bank for Foreign Trade of Vietnam JSC	1,036,910	$3,009,350

Bank for Investment and Development of Vietnam JSC	845,160	1,290,491

Binh Minh Plastics JSC	73,100	147,404

Coteccons Construction JSC	239,670	643,493

Ho Chi Minh City Infrastructure Investment JSC(20)	1,400,400	1,180,303

Hoa Phat Group JSC(20)	2,126,689	1,947,804

KIDO Group Corp.	55,900	41,281

Masan Group Corp.(20)	863,000	2,163,435

Mobile World Investment Corp.	372,000	1,294,477

PetroVietnam Nhon Trach 2 Power JSC	859,040	756,593

Refrigeration Electrical Engineering Corp.	703,160	901,275

SSI Securities Corp.	1,394,992	775,877

Viet Capital Securities JSC	806,139	608,108

Vietnam Dairy Products JSC	701,080	2,965,064

Vietnam Prosperity JSC Bank(20)	1,746,682	1,538,640

Vietnam Technological & Commercial Joint Stock Bank(20)	1,408,200	1,106,172

Vingroup JSC(20)	1,246,080	4,890,101

Total Vietnam		$25,259,868

Total Common Stocks (identified cost $198,613,604)		$109,712,919

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares		Value

Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(8)(20)		22,753,484	$0

Total Warrants (identified cost $0)			$0

Short-Term Investments — 16.4%

Foreign Government Securities — 1.1%
Security	Principal Amount (000’s omitted)		Value

Georgia — 1.1%

Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	2,912	$908,938

Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	4,282	1,335,348

Bank of Georgia Promissory Note, 7.50%, 5/26/20	GEL	5,353	1,663,335

Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	13,664	4,239,961

Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	2,415	747,463

Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	1,885	583,344

Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	3,768	1,165,697

Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,926	595,698

Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	3,603	1,114,473

Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	2,192	677,682

Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	2,902	896,458

Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	3,870	1,195,108

Georgia Treasury Bill, 0.00%, 5/7/20	GEL	3,664	1,139,604

Georgia Treasury Bill, 0.00%, 5/14/20	GEL	8,110	2,519,493

Georgia Treasury Bill, 0.00%, 6/4/20	GEL	5,441	1,682,763

Georgia Treasury Bill, 0.00%, 6/11/20	GEL	6,505	2,008,419

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	1,224	376,197

Georgia Treasury Bill, 0.00%, 1/14/21	GEL	8,533	2,502,787

Georgia Treasury Bill, 0.00%, 2/11/21	GEL	21,479	6,256,154

Total Georgia			$31,608,922

Total Foreign Government Securities (identified cost $36,079,424)			$31,608,922

U.S. Treasury Obligations — 1.9%
Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill, 0.00%, 5/21/20(21)		$25,000	$24,998,785

U.S. Treasury Bill, 0.00%, 6/11/20		30,000	29,996,840

Total U.S. Treasury Obligations (identified cost $54,995,861)			$54,995,625

Other — 13.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(22)	388,810,983	$388,810,983

Total Other (identified cost $388,680,363)		$388,810,983

Total Short-Term Investments (identified cost $479,755,648)		$475,415,530

Total Purchased Options — 0.0%(11) (identified cost $928,702)		$55

Total Investments — 92.6% (identified cost $2,922,480,909)		$2,682,388,633

Securities Sold Short — (0.6)%

Common Stocks — (0.6)%
Security	Shares	Value

Ashmore Group PLC	(3,562,400)	$(16,984,927)

Total Common Stocks		$(16,984,927)

Total Securities Sold Short (proceeds $22,945,760)		$(16,984,927)

Other Assets, Less Liabilities — 8.0%		$232,759,185

Net Assets — 100.0%		$2,898,162,891

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Step coupon security. Interest rate represents the rate in effect at April 30, 2020.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $760,409,016 or 26.2% of the Portfolio’s net assets.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

(normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $124,791,914 or 4.3% of the Portfolio’s net assets.

(7)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(11)	Amount is less than 0.05%.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London

Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(14)	Fixed-rate loan.

(15)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(16)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2020.

(17)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(18)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(19)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2020 of all interest only securities comprising the certificate.

(20)	Non-income producing security.

(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Purchased Currency Options — 0.0%(11)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call BRL/Put USD	Standard Chartered Bank	USD	54,710,000	BRL	3.57	7/20/20	$55

Total							$55

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	82,604,106	USD	15,220,952	5/5/20	$(30,510)

BRL	32,446,906	USD	6,153,405	5/5/20	(186,597)

BRL	50,157,200	USD	9,654,416	5/5/20	(430,782)

USD	16,018,171	BRL	82,604,106	5/5/20	827,729

USD	9,242,160	BRL	50,157,200	5/5/20	18,525

USD	5,978,792	BRL	32,446,906	5/5/20	11,984

CLP	25,662,653,973	USD	32,735,900	5/7/20	(1,995,819)

USD	32,972,702	CLP	25,662,653,973	5/7/20	2,232,621

EUR	102,063,802	USD	111,127,578	5/8/20	724,683

EUR	75,316,804	USD	81,826,466	5/8/20	713,618

EUR	15,093,000	USD	16,433,334	5/8/20	107,165

PHP	482,621,020	USD	9,465,941	5/8/20	105,355

USD	146,850,768	EUR	131,860,237	5/8/20	2,344,437

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	16,852,322	EUR	15,102,000	5/8/20	$301,960

USD	10,621,018	EUR	9,517,894	5/8/20	190,308

USD	6,649,648	EUR	5,959,000	5/8/20	119,148

USD	11,587,240	EUR	10,642,163	5/8/20	(75,562)

USD	11,803,310	EUR	10,840,610	5/8/20	(76,971)

USD	54,169,756	EUR	49,751,568	5/8/20	(353,251)

USD	65,948,804	EUR	60,569,894	5/8/20	(430,064)

USD	19,621	PHP	1,000,400	5/8/20	(218)

USD	54,723,017	KRW	65,000,000,000	5/12/20	1,343,895

USD	43,337,105	KRW	51,393,472,596	5/12/20	1,131,898

USD	42,383,634	AUD	67,210,000	5/15/20	(1,415,109)

CAD	101,290,000	USD	76,557,375	5/20/20	(3,787,911)

USD	75,820,976	CAD	101,290,000	5/20/20	3,051,512

USD	6,940	NZD	11,654	5/20/20	(208)

USD	18,236,112	NZD	30,623,605	5/20/20	(547,677)

USD	20,194,574	NZD	33,912,418	5/20/20	(606,494)

USD	13,140,244	JPY	1,453,442,400	5/21/20	(405,882)

INR	1,461,658,700	USD	20,267,739	5/22/20	(891,340)

INR	1,930,710,000	USD	26,768,015	5/22/20	(1,173,662)

USD	15,998,730	EUR	14,733,967	5/22/20	(152,588)

USD	65,730,834	EUR	60,376,911	5/22/20	(454,106)

USD	74,449,278	EUR	68,385,219	5/22/20	(514,338)

USD	13,123,233	INR	1,011,210,700	5/22/20	(281,827)

USD	14,940,282	INR	1,152,710,000	5/22/20	(340,556)

USD	15,916,044	INR	1,228,448,000	5/22/20	(368,811)

JPY	13,463,192,943	USD	121,588,719	5/26/20	3,896,821

USD	19,775,310	JPY	2,117,738,000	5/26/20	36,643

USD	3,195,440	JPY	347,110,135	5/26/20	(39,847)

USD	55,187,547	JPY	6,110,769,175	5/26/20	(1,768,717)

USD	96,356,153	ZAR	1,416,936,500	5/26/20	20,088,818

ZAR	2,476,713,600	USD	135,053,935	5/26/20	(1,743,553)

USD	9,368,177	PHP	481,618,000	6/2/20	(161,508)

USD	4,149	NZD	7,000	6/8/20	(144)

USD	1,004,735	NZD	1,695,000	6/8/20	(34,817)

USD	7,063,376	NZD	11,916,000	6/8/20	(244,765)

AUD	31,883,346	USD	19,427,830	6/9/20	1,351,385

AUD	48,427,000	USD	32,103,576	6/9/20	(542,426)

TWD	1,139,790,000	USD	38,338,042	6/9/20	220,167

TWD	890,015,000	USD	29,936,596	6/9/20	171,919

USD	68,240,208	TWD	2,029,805,000	6/9/20	(426,516)

JPY	1,161,903,000	USD	10,801,567	6/10/20	30,349

JPY	6,401,925,692	USD	60,741,062	6/10/20	(1,058,694)

AUD	64,442,294	USD	39,417,515	6/12/20	2,581,464

AUD	96,059,031	USD	62,892,921	6/12/20	(288,365)

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	16,432,000	USD	10,332,534	6/12/20	$(254,954)

USD	15,972,228	AUD	26,282,000	6/12/20	(1,156,541)

USD	29,849,569	AUD	48,800,000	6/12/20	(1,954,857)

USD	12,470,502	NZD	19,832,047	6/12/20	307,708

GBP	7,200,000	USD	8,449,344	6/18/20	620,733

GBP	14,105,765	USD	17,286,192	6/18/20	483,304

CAD	15,750,000	USD	10,875,945	6/22/20	440,349

CAD	14,094,700	USD	9,727,621	6/22/20	399,349

CAD	7,629,500	USD	5,447,970	6/22/20	33,787

NZD	28,491,576	USD	17,067,879	6/29/20	403,900

NZD	34,654	USD	20,760	6/29/20	491

USD	16,522,007	NZD	27,580,347	6/29/20	(390,983)

GBP	9,176,000	USD	11,052,676	6/30/20	507,287

EUR	10,642,163	USD	11,500,879	7/6/20	176,123

EUR	13,547,500	USD	14,893,715	7/6/20	(28,862)

EUR	21,583,401	USD	23,728,143	7/6/20	(45,982)

EUR	44,864,539	USD	49,483,343	7/6/20	(256,195)

EUR	65,843,986	USD	73,320,571	7/6/20	(1,073,943)

USD	235,773,603	EUR	211,731,492	7/6/20	3,453,430

USD	20,386,507	EUR	18,864,344	7/6/20	(312,197)

USD	66,918,979	EUR	61,922,456	7/6/20	(1,024,791)

USD	85,003,646	EUR	78,656,826	7/6/20	(1,301,737)

USD	103,859,498	EUR	96,104,802	7/6/20	(1,590,494)

USD	22,283,114	NZD	37,461,000	7/9/20	(687,463)

USD	28,926,826	NZD	48,630,000	7/9/20	(892,430)

USD	95,458,404	EUR	84,328,330	7/10/20	2,921,932

USD	91,824,106	EUR	81,117,776	7/10/20	2,810,688

USD	6,225,918	EUR	5,500,000	7/10/20	190,572

CHF	31,864,797	USD	33,038,660	7/15/20	40,643

CHF	31,911,097	USD	33,139,925	7/15/20	(12,557)

NOK	611,769,100	USD	59,579,872	7/16/20	158,207

EUR	11,361,000	USD	12,394,965	7/17/20	73,772

EUR	10,840,610	USD	12,226,365	7/17/20	(328,758)

NZD	19,307,000	USD	11,717,418	7/17/20	120,680

USD	87,146,903	EUR	77,269,538	7/17/20	2,343,317

USD	12,813,277	EUR	11,361,000	7/17/20	344,540

USD	25,443,294	EUR	22,964,298	7/17/20	239,897

USD	61,900,094	EUR	56,761,477	7/17/20	(395,824)

USD	11,156,036	NZD	18,382,000	7/17/20	(114,898)

USD	17,585,534	NZD	28,976,000	7/17/20	(181,117)

IDR	282,129,145,557	USD	17,393,905	7/21/20	907,749

USD	11,305,498	IDR	156,660,286,557	7/21/20	1,142,981

USD	9,049,323	IDR	125,468,859,000	7/21/20	910,186

USD	22,156,989	KRW	27,290,763,039	7/29/20	(341,035)

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	14,764,261	SGD	20,211,313	8/6/20	$425,566

USD	34,272,935	ZAR	579,312,000	8/19/20	3,334,673

USD	14,760,477	ZAR	257,067,000	8/19/20	1,031,768

USD	30,846,442	ZAR	585,740,000	9/17/20	(353,567)

ZAR	241,669,900	USD	12,726,904	9/17/20	145,878

					$32,043,094

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	76,195,274	HUF	27,668,790,000	BNP Paribas	5/4/20	$—	$(2,519,224)

EUR	3,566,674	HUF	1,273,980,000	JPMorgan Chase Bank, N.A.	5/4/20	—	(52,059)

HUF	28,942,770,000	EUR	81,460,090	BNP Paribas	5/4/20	710,376	—

EUR	43,131,266	HUF	15,211,535,000	BNP Paribas	5/5/20	—	(24,817)

EUR	37,895,990	HUF	13,380,695,000	BNP Paribas	5/5/20	—	(70,108)

EUR	106,896,442	PLN	485,149,500	BNP Paribas	5/5/20	205,113	—

EUR	648,368	RON	3,140,000	Goldman Sachs International	5/5/20	—	(577)

EUR	15,748,684	RON	76,263,000	JPMorgan Chase Bank, N.A.	5/5/20	—	(12,491)

EUR	7,212,440	USD	7,855,862	Bank of America, N.A.	5/5/20	47,888	—

EUR	19,920,145	USD	21,815,905	Bank of America, N.A.	5/5/20	13,577	—

EUR	760,719	USD	827,780	Bank of America, N.A.	5/5/20	5,854	—

EUR	2,541,233	USD	2,783,077	Bank of America, N.A.	5/5/20	1,732	—

EUR	655,541	USD	717,927	Bank of America, N.A.	5/5/20	447	—

EUR	3,838,964	USD	4,241,652	Bank of America, N.A.	5/5/20	—	(34,725)

EUR	14,733,967	USD	15,993,721	Goldman Sachs International	5/5/20	152,490	—

EUR	9,701,376	USD	10,538,586	UBS AG	5/5/20	92,663	—

EUR	6,745,682	USD	7,302,167	UBS AG	5/5/20	90,086	—

EUR	6,410,000	USD	6,963,170	UBS AG	5/5/20	61,226	—

EUR	3,190,010	USD	3,465,301	UBS AG	5/5/20	30,470	—

EUR	1,951,329	USD	2,119,724	UBS AG	5/5/20	18,638	—

HUF	82,472,000	EUR	233,797	Citibank, N.A.	5/5/20	185	—

HUF	22,838,980,000	EUR	64,702,824	Standard Chartered Bank	5/5/20	98,125	—

HUF	5,670,778,000	EUR	16,054,005	UBS AG	5/5/20	36,756	—

PLN	29,986,700	EUR	6,615,511	Standard Chartered Bank	5/5/20	—	(21,804)

PLN	217,375,800	EUR	47,836,486	Standard Chartered Bank	5/5/20	—	(26,732)

PLN	237,787,000	EUR	52,416,876	UBS AG	5/5/20	—	(126,367)

RON	1,765,000	EUR	364,511	Citibank, N.A.	5/5/20	256	—

RON	77,638,000	EUR	16,034,295	Standard Chartered Bank	5/5/20	10,889	—

USD	2,137,033	EUR	1,951,329	Bank of America, N.A.	5/5/20	—	(1,330)

USD	3,493,597	EUR	3,190,010	Bank of America, N.A.	5/5/20	—	(2,174)

USD	7,020,027	EUR	6,410,000	Bank of America, N.A.	5/5/20	—	(4,369)

USD	16,136,169	EUR	14,733,967	Bank of America, N.A.	5/5/20	—	(10,042)

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	712,113	EUR	655,541	UBS AG	5/5/20	$—	$(6,261)

USD	2,760,536	EUR	2,541,233	UBS AG	5/5/20	—	(24,273)

USD	4,307,809	EUR	3,962,763	UBS AG	5/5/20	—	(34,783)

USD	6,233,029	EUR	5,738,613	UBS AG	5/5/20	—	(55,628)

USD	7,327,821	EUR	6,745,682	UBS AG	5/5/20	—	(64,432)

USD	12,831,487	EUR	11,812,124	UBS AG	5/5/20	—	(112,824)

USD	21,639,213	EUR	19,920,145	UBS AG	5/5/20	—	(190,269)

USD	5,184,916	ZAR	94,170,000	Bank of America, N.A.	5/5/20	104,395	—

USD	6,625,561	ZAR	120,672,000	Credit Agricole Corporate and Investment Bank	5/5/20	115,243	—

USD	135,351,032	ZAR	2,476,713,600	Standard Chartered Bank	5/5/20	1,731,027	—

USD	6,758,658	ZAR	122,490,000	Standard Chartered Bank	5/5/20	150,258	—

ZAR	7,633,600	USD	422,540	Bank of America, N.A.	5/5/20	—	(10,703)

ZAR	2,806,412,000	USD	155,137,851	Standard Chartered Bank	5/5/20	—	(3,730,444)

USD	11,191,760	UAH	279,794,000	ICBC Standard Bank plc	5/6/20	824,021	—

EGP	675,953,000	USD	35,483,097	Goldman Sachs International	5/7/20	7,400,177	—

USD	42,286,706	EGP	675,953,000	HSBC Bank USA, N.A.	5/7/20	—	(596,568)

USD	9,447,340	UYU	416,585,200	JPMorgan Chase Bank, N.A.	5/11/20	—	(368,335)

UYU	416,585,200	USD	10,863,539	JPMorgan Chase Bank, N.A.	5/11/20	—	(1,047,863)

USD	7,939,090	UAH	197,207,000	Bank of America, N.A.	5/12/20	651,023	—

USD	6,833,934	UAH	170,780,000	Morgan Stanley & Co. International PLC	5/12/20	522,514	—

EGP	243,480,000	USD	12,814,737	Société Générale	5/13/20	2,594,899	—

USD	3,999,436	EGP	63,871,000	Citibank, N.A.	5/13/20	—	(42,903)

USD	2,321,237	EGP	37,163,000	Goldman Sachs International	5/13/20	—	(30,777)

USD	3,678,002	UAH	101,237,000	Citibank, N.A.	5/13/20	—	(61,701)

EUR	28,462,215	HUF	9,803,810,000	JPMorgan Chase Bank, N.A.	5/18/20	726,155	—

THB	357,755,000	USD	11,324,945	Standard Chartered Bank	5/18/20	—	(267,551)

USD	6,884,401	UYU	309,385,000	HSBC Bank USA, N.A.	5/19/20	—	(390,359)

UYU	309,385,000	USD	8,039,524	JPMorgan Chase Bank, N.A.	5/19/20	—	(764,764)

AED	52,270,000	USD	14,217,326	Standard Chartered Bank	5/21/20	11,646	—

OMR	2,115,100	USD	5,475,987	Standard Chartered Bank	5/21/20	6,802	—

USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(42,516)

USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(121,319)

USD	1,151,155	GHS	6,976,000	ICBC Standard Bank plc	5/22/20	—	(42,775)

USD	2,325,083	GHS	14,090,000	ICBC Standard Bank plc	5/22/20	—	(86,396)

USD	955,482	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(36,322)

USD	2,365,318	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(85,867)

EUR	26,856,475	HUF	9,584,120,000	Credit Agricole Corporate and Investment Bank	5/26/20	—	(342,987)

EUR	27,973,856	NOK	319,949,000	BNP Paribas	5/26/20	—	(565,716)

USD	2,886,957	GHS	17,596,000	ICBC Standard Bank plc	5/26/20	—	(119,472)

USD	7,941,674	ZAR	122,490,000	Standard Chartered Bank	5/27/20	1,349,268	—

ZAR	122,490,000	USD	6,742,846	Standard Chartered Bank	5/27/20	—	(150,440)

NZD	9,160,000	USD	5,332,402	Morgan Stanley & Co. International PLC	5/29/20	285,814	—

TRY	21,000,000	USD	3,223,693	Standard Chartered Bank	5/29/20	—	(234,849)

TRY	126,280,000	USD	19,350,558	Standard Chartered Bank	5/29/20	—	(1,377,639)

TRY	122,290,000	USD	18,823,982	Standard Chartered Bank	5/29/20	—	(1,418,943)

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	939,314	GHS	5,778,000	JPMorgan Chase Bank, N.A.	5/29/20	$—	$(46,656)

USD	474,328	GHS	2,910,000	Standard Chartered Bank	5/29/20	—	(22,241)

USD	27,239,782	TRY	172,974,000	Standard Chartered Bank	5/29/20	2,621,095	—

USD	27,239,961	TRY	173,259,500	Standard Chartered Bank	5/29/20	2,580,640	—

USD	27,239,726	TRY	173,355,000	Standard Chartered Bank	5/29/20	2,566,813	—

USD	27,239,732	TRY	173,464,000	Standard Chartered Bank	5/29/20	2,551,306	—

USD	27,239,575	TRY	173,463,000	Standard Chartered Bank	5/29/20	2,551,291	—

USD	508,922	TRY	3,239,618	Standard Chartered Bank	5/29/20	47,840	—

USD	2,120,051	TRY	14,940,000	Standard Chartered Bank	5/29/20	—	(6,298)

EUR	19,920,145	USD	21,651,504	UBS AG	6/2/20	189,631	—

EUR	11,812,124	USD	12,838,775	UBS AG	6/2/20	112,446	—

EUR	6,745,682	USD	7,331,983	UBS AG	6/2/20	64,216	—

EUR	2,541,233	USD	2,762,104	UBS AG	6/2/20	24,191	—

EUR	655,541	USD	712,517	UBS AG	6/2/20	6,240	—

USD	2,120,928	EUR	1,951,329	UBS AG	6/2/20	—	(18,576)

USD	3,467,270	EUR	3,190,010	UBS AG	6/2/20	—	(30,367)

USD	6,967,125	EUR	6,410,000	UBS AG	6/2/20	—	(61,020)

USD	10,544,572	EUR	9,701,376	UBS AG	6/2/20	—	(92,353)

USD	2,624,832	UAH	74,414,000	Goldman Sachs International	6/2/20	—	(99,902)

USD	1,187,363	GHS	7,329,000	JPMorgan Chase Bank, N.A.	6/3/20	—	(60,636)

USD	3,873,532	GHS	24,074,000	Standard Chartered Bank	6/4/20	—	(224,119)

USD	1,455,044	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/8/20	—	(76,637)

USD	2,449,735	GHS	15,023,000	Standard Chartered Bank	6/8/20	—	(103,010)

USD	6,996,941	THB	219,599,000	Standard Chartered Bank	6/8/20	209,768	—

USD	4,186,357	UAH	117,218,000	Goldman Sachs International	6/9/20	—	(91,634)

EGP	264,600,000	USD	15,659,585	Morgan Stanley & Co. International PLC	6/15/20	867,363	—

UGX	6,767,004,000	USD	1,675,416	Standard Chartered Bank	6/15/20	86,886	—

USD	2,395,126	GHS	14,742,000	Standard Chartered Bank	6/15/20	—	(102,458)

USD	9,595,836	UAH	269,643,000	Bank of America, N.A.	6/15/20	—	(216,195)

USD	1,773,324	UGX	6,767,004,000	Standard Chartered Bank	6/15/20	11,022	—

EUR	56,272,469	PLN	249,939,800	BNP Paribas	6/17/20	1,492,717	—

EUR	54,630,821	PLN	243,544,200	Goldman Sachs International	6/17/20	1,233,280	—

PLN	485,149,500	EUR	106,769,993	BNP Paribas	6/17/20	—	(200,957)

UGX	32,737,140,000	USD	8,093,236	Standard Chartered Bank	6/17/20	428,824	—

USD	3,905,111	EGP	64,942,000	Bank of America, N.A.	6/17/20	—	(147,907)

USD	5,953,022	EGP	99,981,000	BNP Paribas	6/17/20	—	(286,775)

USD	1,411,048	GHS	8,685,000	JPMorgan Chase Bank, N.A.	6/17/20	—	(59,118)

USD	8,538,639	UGX	32,737,140,000	Standard Chartered Bank	6/17/20	16,579	—

EUR	24,796,158	HUF	8,518,720,000	Citibank, N.A.	6/18/20	730,233	—

EUR	1,473,002	HUF	507,670,000	Citibank, N.A.	6/18/20	38,345	—

EUR	639,668	RON	3,140,000	Goldman Sachs International	6/18/20	—	(5,255)

EUR	15,521,115	RON	76,263,000	JPMorgan Chase Bank, N.A.	6/18/20	—	(143,942)

RON	3,140,000	EUR	644,359	Goldman Sachs International	6/18/20	109	—

RON	76,263,000	EUR	15,646,902	JPMorgan Chase Bank, N.A.	6/18/20	5,978	—

USD	1,406,478	GHS	8,685,000	Standard Chartered Bank	6/19/20	—	(62,447)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,969,572	GHS	11,975,000	JPMorgan Chase Bank, N.A.	6/22/20	$—	$(53,241)

GBP	18,687,000	USD	21,856,689	Citibank, N.A.	6/23/20	1,684,494	—

USD	14,391,734	THB	467,879,000	Standard Chartered Bank	6/24/20	—	(69,431)

EUR	26,656,074	PLN	123,311,000	Goldman Sachs International	6/25/20	—	(472,274)

EUR	3,001,137	PLN	13,856,027	Citibank, N.A.	6/26/20	—	(46,539)

EUR	23,658,858	PLN	109,452,973	Citibank, N.A.	6/26/20	—	(420,321)

UGX	7,547,290,000	USD	1,883,526	Citibank, N.A.	6/26/20	77,510	—

USD	1,780,578	GHS	11,020,000	JPMorgan Chase Bank, N.A.	6/26/20	—	(77,783)

USD	1,973,148	UGX	7,547,290,000	Citibank, N.A.	6/26/20	12,112	—

USD	3,888,048	THB	128,951,000	Standard Chartered Bank	7/1/20	—	(97,603)

UGX	26,676,410,000	USD	6,688,331	Standard Chartered Bank	7/2/20	234,492	—

USD	2,475,985	GHS	15,182,000	Citibank, N.A.	7/2/20	—	(77,788)

USD	2,431,917	UGX	9,593,913,919	Standard Chartered Bank	7/2/20	—	(57,809)

EUR	21,829,949	PLN	100,516,000	Goldman Sachs International	7/3/20	—	(269,533)

EUR	5,324,289	PLN	24,220,000	JPMorgan Chase Bank, N.A.	7/3/20	5,512	—

EUR	22,685,179	PLN	104,404,000	JPMorgan Chase Bank, N.A.	7/3/20	—	(268,067)

USD	5,786,529	CNH	41,170,000	Citibank, N.A.	7/8/20	—	(21,532)

USD	8,105,771	CNH	57,645,000	Citibank, N.A.	7/8/20	—	(26,503)

USD	11,868,218	CNH	84,440,000	Citibank, N.A.	7/8/20	—	(44,163)

USD	16,539,879	CNH	117,625,000	Citibank, N.A.	7/8/20	—	(54,080)

USD	7,210,981	CNH	51,285,000	Standard Chartered Bank	7/8/20	—	(24,055)

USD	14,788,240	CNH	105,175,000	Standard Chartered Bank	7/8/20	—	(49,333)

USD	6,605,372	UAH	188,121,000	Bank of America, N.A.	7/8/20	—	(165,784)

UGX	21,047,320,000	USD	5,285,615	Standard Chartered Bank	7/10/20	163,862	—

USD	39,581,864	THB	1,301,660,001	Standard Chartered Bank	7/10/20	—	(650,749)

USD	5,479,646	UGX	21,047,320,000	Standard Chartered Bank	7/10/20	30,168	—

USD	2,443,157	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/13/20	—	(62,627)

USD	31,488,145	ZAR	483,554,000	Standard Chartered Bank	7/20/20	5,593,496	—

ZAR	257,067,000	USD	14,825,205	Standard Chartered Bank	7/20/20	—	(1,059,091)

ZAR	226,487,000	USD	13,406,401	Standard Chartered Bank	7/20/20	—	(1,277,866)

USD	1,802,629	CRC	1,028,400,000	Citibank, N.A.	7/21/20	—	(442)

USD	1,802,771	CRC	1,041,100,000	Citibank, N.A.	7/22/20	—	(22,354)

USD	29,095,311	EGP	477,745,000	HSBC Bank USA, N.A.	7/22/20	—	(300,101)

BRL	56,983,400	USD	14,789,477	Standard Chartered Bank	7/23/20	—	(4,365,516)

USD	14,784,636	BRL	56,983,400	Standard Chartered Bank	7/23/20	4,360,675	—

USD	6,520,345	CNH	46,359,650	Bank of America, N.A.	7/23/20	—	(17,611)

USD	3,605,363	CRC	2,083,900,000	Citibank, N.A.	7/23/20	—	(47,440)

SEK	121,917,790	USD	11,958,914	Goldman Sachs International	7/24/20	547,671	—

SEK	54,300,000	USD	5,353,292	Goldman Sachs International	7/24/20	216,917	—

EGP	149,310,000	USD	9,086,262	Citibank, N.A.	7/27/20	81,904	—

EGP	113,397,000	USD	6,870,464	Citibank, N.A.	7/29/20	86,820	—

EGP	76,533,000	USD	4,198,190	JPMorgan Chase Bank, N.A.	8/3/20	487,781	—

USD	3,004,522	CRC	1,727,600,000	Citibank, N.A.	8/3/20	—	(19,847)

EUR	81,190,445	HUF	28,942,770,000	BNP Paribas	8/4/20	—	(725,991)

HUF	13,380,695,000	EUR	37,784,698	BNP Paribas	8/4/20	62,157	—

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

HUF	15,211,535,000	EUR	43,003,237	BNP Paribas	8/4/20	$17,331	$—

USD	2,283,397	CRC	1,315,442,000	Citibank, N.A.	8/6/20	—	(18,579)

UGX	4,905,440,000	USD	1,229,434	Citibank, N.A.	8/10/20	27,028	—

USD	1,264,941	UGX	4,905,440,000	Citibank, N.A.	8/10/20	8,480	—

USD	1,802,773	CRC	1,040,200,000	Citibank, N.A.	8/12/20	—	(16,003)

UGX	6,873,248,000	USD	1,728,249	Standard Chartered Bank	8/14/20	30,438	—

USD	1,731,283	UGX	6,873,248,000	Standard Chartered Bank	8/14/20	—	(27,405)

OMR	4,148,640	USD	10,651,194	BNP Paribas	8/17/20	—	(13,833)

USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(107,817)

OMR	7,500,000	USD	19,223,868	BNP Paribas	8/27/20	—	(20,181)

USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(238,264)

USD	5,125,170	ZAR	94,170,000	Bank of America, N.A.	9/3/20	102,794	—

USD	6,539,871	ZAR	120,672,000	Credit Agricole Corporate and Investment Bank	9/3/20	104,061	—

ZAR	94,170,000	USD	5,126,812	Bank of America, N.A.	9/3/20	—	(104,436)

ZAR	120,672,000	USD	6,550,095	Credit Agricole Corporate and Investment Bank	9/3/20	—	(114,285)

USD	10,005,258	CNH	71,070,350	Citibank, N.A.	10/21/20	4,282	—

EGP	193,874,000	USD	10,934,800	JPMorgan Chase Bank, N.A.	11/9/20	488,511	—

USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,176,571)

EGP	163,263,000	USD	9,348,010	Citibank, N.A.	12/24/20	108,143	—

EGP	786,746,000	USD	45,938,690	Goldman Sachs International	2/8/21	—	(1,154,795)

USD	43,500,452	EGP	786,746,000	HSBC Bank USA, N.A.	2/8/21	—	(1,283,443)

USD	21,734,832	TRY	151,656,000	Standard Chartered Bank	2/26/21	1,997,712	—

USD	17,388,063	TRY	121,031,800	Standard Chartered Bank	2/26/21	1,636,500	—

USD	17,388,173	TRY	121,062,200	Standard Chartered Bank	2/26/21	1,632,654	—

USD	10,867,504	TRY	76,002,500	Standard Chartered Bank	2/26/21	976,235	—

USD	3,517,498	TRY	25,530,000	Standard Chartered Bank	2/26/21	194,921	—

USD	10,102,502	TRY	76,610,000	Standard Chartered Bank	2/26/21	132,170	—

USD	41,519	TRY	289,500	Standard Chartered Bank	2/26/21	3,843	—

USD	2,947,190	EGP	51,399,000	Goldman Sachs International	3/8/21	55,074	—

USD	2,947,190	EGP	51,399,000	Goldman Sachs International	3/8/21	55,074	—

USD	1,387,729	EGP	24,202,000	Goldman Sachs International	3/8/21	25,932	—

USD	15,116,251	BHD	5,726,036	Standard Chartered Bank	3/11/21	—	(36,028)

USD	12,596,983	SAR	47,604,000	Standard Chartered Bank	3/11/21	—	(36,888)

USD	13,934,265	OMR	5,681,000	BNP Paribas	3/15/21	—	(222,821)

USD	20,203,166	BHD	7,651,000	Standard Chartered Bank	3/16/21	—	(42,185)

USD	70,240,195	AED	258,800,000	BNP Paribas	4/5/21	—	(47,724)

AED	400,000,000	USD	108,663,171	BNP Paribas	4/8/21	—	(28,500)

USD	40,013,843	AED	147,415,000	BNP Paribas	4/8/21	—	(22,107)

USD	80,028,140	AED	294,751,643	BNP Paribas	4/8/21	—	(22,479)

USD	70,473,173	AED	259,672,500	BNP Paribas	4/8/21	—	(50,419)

USD	139,374,949	AED	513,540,937	BNP Paribas	4/12/21	—	(92,523)

USD	146,852,095	AED	540,959,063	Morgan Stanley & Co. International PLC	4/12/21	—	(61,593)

USD	1,921,019	OMR	754,000	BNP Paribas	8/19/21	80,423	—

USD	43,018,585	OMR	16,897,700	BNP Paribas	8/23/21	1,789,598	—

USD	26,816,272	OMR	10,530,750	BNP Paribas	8/26/21	1,131,516	—

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	6,079,569	OMR	2,390,000	Standard Chartered Bank	10/12/21	$283,522	$—

USD	18,442,153	OMR	7,245,000	Bank of America, N.A.	10/28/21	906,150	—

USD	35,659,705	OMR	14,000,000	Credit Agricole Corporate and Investment Bank	10/28/21	1,773,707	—

USD	47,974,561	OMR	18,858,800	Bank of America, N.A.	11/4/21	2,366,822	—

USD	40,155,317	AED	148,012,500	BNP Paribas	1/31/22	89,140	—

USD	43,217,150	AED	159,291,500	BNP Paribas	2/3/22	99,296	—

USD	42,719,148	AED	157,394,000	BNP Paribas	2/22/22	124,221	—

USD	38,900,204	OMR	15,280,000	Standard Chartered Bank	2/22/22	2,432,423	—

USD	19,404,125	OMR	7,620,000	Standard Chartered Bank	2/22/22	1,217,968	—

USD	12,633,111	BHD	4,816,500	Bank of America, N.A.	3/14/22	—	(6,870)

USD	9,612,169	OMR	4,139,000	BNP Paribas	3/14/22	—	(242,593)

USD	25,194,536	SAR	95,903,000	Standard Chartered Bank	3/14/22	—	(95,828)

USD	60,660,554	SAR	230,838,000	Standard Chartered Bank	3/14/22	—	(213,214)

USD	17,011,383	BHD	6,518,000	BNP Paribas	3/16/22	—	(93,000)

USD	25,249,372	BHD	9,636,500	Standard Chartered Bank	3/16/22	—	(38,505)

USD	12,624,854	BHD	4,866,250	Standard Chartered Bank	3/16/22	—	(145,045)

USD	25,617,465	SAR	97,103,000	BNP Paribas	3/24/22	15,183	—

USD	38,426,649	SAR	145,637,000	HSBC Bank USA, N.A.	3/24/22	27,841	—

USD	45,976,495	SAR	174,090,000	Standard Chartered Bank	3/28/22	78,987	—

						$70,150,377	$(34,110,409)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	118	Long	6/19/20	$17,124,160	$(259,010)

SPI 200 Index	158	Long	6/18/20	14,084,497	956,667

TOPIX Index	116	Long	6/11/20	15,597,917	656,897

Interest Rate Futures

Euro-Bobl	(239)	Short	6/8/20	(35,606,399)	54,618

Euro-Bund	(67)	Short	6/8/20	(12,806,986)	18,266

Euro-Buxl	(120)	Short	6/8/20	(28,825,227)	985,034

					$2,412,472

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	56,810	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	0.62% (pays upon termination)	3/15/28	$400,846

EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	(1,733,954)

EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(1,777,414)

EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(1,773,641)

EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(1,860,655)

EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(2,844,425)

EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	3,427,605

EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	3,451,468

EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	3,455,749

EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	3,725,911

EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	5,604,560

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	1,298,095

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	1,279,662

EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	3,906,260

EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(17,510)

USD	43,660	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	1.00% (pays upon termination)	3/12/27	(202,411)

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(3,203,006)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	$(1,409,592)

USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(1,644,792)

USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	4,535,949

USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(7,897,213)

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(918,785)

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	(894,880)

USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(1,089,331)

USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(1,115,672)

USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(1,119,122)

USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(1,118,232)

USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	(3,869,261)

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(2,093,380)

							$(5,497,171)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$(5,808,992)

							$(5,808,992)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	84,020	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	$(2,636,486)	$—	$(2,636,486)

CAD	41,620	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(1,322,988)	—	(1,322,988)

CAD	36,300	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(1,145,807)	—	(1,145,807)

CNY	767,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	6,137,527	—	6,137,527

CNY	307,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	2,464,890	—	2,464,890

CNY	192,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	1,537,418	—	1,537,418

CNY	278,145	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	1,901,145	—	1,901,145

CNY	273,585	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	1,865,982	—	1,865,982

CNY	182,390	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	1,238,661	—	1,238,661

CNY	136,793	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	932,995	—	932,995

CNY	136,792	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	931,390	—	931,390

CNY	91,195	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	605,046	—	605,046

CNY	407,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	2,865,355	—	2,865,355

CNY	316,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	2,227,835	—	2,227,835

CNY	173,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	1,229,676	—	1,229,676

CNY	135,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	963,590	—	963,590

CNY	85,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	608,113	—	608,113

CNY	278,395	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	2,410,692	—	2,410,692

CNY	79,505	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	688,454	—	688,454

CNY	297,720	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	1,670,385	—	1,670,385

CNY	169,543	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	959,086	—	959,086

EUR	4,200	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	(2,190)	—	(2,190)

EUR	10,675	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	123,161	(4)	123,157

EUR	1,300	Receives	6-month EURIBOR (pays semi-annually)	(0.52)% (pays annually)	8/30/24	14,541	(25)	14,516

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	9,681	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	$(308,933)	$36,413	$(272,520)

EUR	5,493	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(180,597)	57,912	(122,685)

EUR	10,400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(120,410)	(16)	(120,426)

EUR	9,853	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	(144,812)	(16)	(144,828)

EUR	5,660	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	17,343	8	17,351

EUR	3,520	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(504,500)	(1)	(504,501)

EUR	3,472	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(512,654)	—	(512,654)

EUR	2,975	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(432,881)	47	(432,834)

EUR	867	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(127,012)	—	(127,012)

EUR	1,487	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(222,385)	—	(222,385)

EUR	6,319	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(902,219)	(2)	(902,221)

EUR	5,470	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(752,141)	(2)	(752,143)

EUR	6,548	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(826,048)	62	(825,986)

EUR	30,400	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(3,256,564)	8	(3,256,556)

EUR	4,758	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(429,498)	(57)	(429,555)

GBP	46,520	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(5,228,132)	—	(5,228,132)

GBP	41,298	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(4,638,964)	—	(4,638,964)

MXN	1,231,075	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	359,394	—	359,394

MXN	595,685	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	188,177	—	188,177

MXN	1,861,506	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	469,305	—	469,305

MXN	595,682	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	129,576	—	129,576

MXN	595,681	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	107,022	—	107,022

MXN	388,189	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	57,222	—	57,222

MXN	595,682	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	81,053	—	81,053

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	2,943,326	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.00% (pays monthly)	4/26/22	$139,458	$—	$139,458

MXN	675,074	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.03% (pays monthly)	4/26/22	44,908	—	44,908

NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,294,172	—	2,294,172

NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	1,228,618	—	1,228,618

NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	1,418,033	—	1,418,033

NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(11,586,412)	—	(11,586,412)

NZD	41,300	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(5,089,249)	—	(5,089,249)

NZD	29,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(2,878,407)	—	(2,878,407)

NZD	23,960	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(2,312,386)	—	(2,312,386)

NZD	46,280	Receives	3-month NZD Bank Bill (pays quarterly)	1.03% (pays semi-annually)	4/15/30	(693,257)	—	(693,257)

SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	2,351,437	—	2,351,437

SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,604,404	—	1,604,404

SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,582,698	—	1,582,698

SGD	26,430	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	671,013	—	671,013

SGD	23,493	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	585,332	—	585,332

SGD	44,090	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	574,251	—	574,251

SGD	15,065	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	189,370	—	189,370

SGD	8,815	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	116,967	—	116,967

USD	2,481	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(177,439)	—	(177,439)

USD	9,830	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(760,856)	—	(760,856)

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	228	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	$(13,724)	$—	$(13,724)

USD	1,635	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(105,286)	—	(105,286)

USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(41,223)	—	(41,223)

USD	818	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(51,424)	—	(51,424)

USD	1,420	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(60,510)	—	(60,510)

USD	2,200	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(131,400)	—	(131,400)

USD	1,446	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(80,348)	—	(80,348)

USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(534,323)	—	(534,323)

USD	5,590	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(329,323)	—	(329,323)

USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(59,692)	—	(59,692)

USD	2,978	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(158,631)	—	(158,631)

USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(345,797)	—	(345,797)

USD	742	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(36,697)	—	(36,697)

USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(72,868)	—	(72,868)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(13,158)	—	(13,158)

USD	20,810	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	279,348	—	279,348

USD	21,932	Receives	3-month USD-LIBOR (pays quarterly)	0.51% (pays semi-annually)	4/17/25	(73,540)	—	(73,540)

USD	5,118	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	4/20/25	(8,539)	—	(8,539)

USD	6,240	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/23/25	(6,992)	—	(6,992)

USD	59,173	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(5,015,903)	—	(5,015,903)

USD	59,130	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	1,231,810	—	1,231,810

USD	1,702	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(383,264)	—	(383,264)

USD	1,474	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(336,199)	—	(336,199)

USD	2,320	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(487,466)	—	(487,466)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	684	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	$(124,599)	$—	$(124,599)

USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	(58,012)	—	(58,012)

USD	4,718	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(1,003,499)	—	(1,003,499)

USD	3,189	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(720,304)	—	(720,304)

USD	930	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	9/13/49	(236,799)	—	(236,799)

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(258,445)	—	(258,445)

USD	2,190	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(662,404)	—	(662,404)

USD	3,153	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(931,737)	—	(931,737)

USD	1,561	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(462,443)	—	(462,443)

USD	1,462	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(429,895)	—	(429,895)

USD	6,415	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(378,776)	—	(378,776)

USD	6,415	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(451,727)	—	(451,727)

USD	9,720	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	313,108	—	313,108

ZAR	762,167	Pays	3-month ZAR JIBAR (pays quarterly)	6.90% (pays quarterly)	1/10/25	1,902,986	—	1,902,986

ZAR	640,223	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	1,572,257	—	1,572,257

ZAR	915,781	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	1,735,787	—	1,735,787

ZAR	319,040	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	600,865	—	600,865

ZAR	196,239	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	369,587	—	369,587

ZAR	361,665	Pays	3-month ZAR JIBAR (pays quarterly)	7.13% (pays quarterly)	3/25/25	1,056,586	—	1,056,586

ZAR	718,000	Pays	3-month ZAR JIBAR (pays quarterly)	7.06% (pays quarterly)	3/30/25	1,967,675	—	1,967,675

Total						$(4,642,470)	$94,327	$(4,548,143)

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Bank of America, N.A.	THB	87,100	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	$278,990

Citibank, N.A.	THB	725,400	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	2,328,584

Goldman Sachs International	RUB	4,115,770	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.26% (pays annually)	3/30/25	3,281,030

Goldman Sachs International	RUB	1,459,230	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.36% (pays annually)	3/31/25	1,249,698

Goldman Sachs International	RUB	2,278,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	843,501

Goldman Sachs International	THB	938,900	Pays	6-month THB Fixing Rate (pays semi-annually)	2.19% (pays semi-annually)	2/22/29	3,027,027

							$11,008,830

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Investment Grade Index (CDX.NA.IG.34.V1)	$125,429	1.00% (pays quarterly)(1)	6/20/25	0.87%	$945,442	$1,745,616	$2,691,058

South Africa	6,050	1.00% (pays quarterly)(1)	6/20/21	3.19	(142,879)	206,608	63,729

Turkey	30,370	1.00% (pays quarterly)(1)	6/20/21	5.62	(1,520,828)	1,748,919	228,091

Total	$161,849				$(718,265)	$3,701,143	$2,982,878

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$75,623	1.00% (pays quarterly)(1)	6/20/25	$7,350,631	$(8,144,750)	$(794,119)

Malaysia	178,733	1.00% (pays quarterly)(1)	6/20/25	468,809	(1,256,838)	(788,029)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	1,000	1.00% (pays quarterly)(1)	6/20/24	95,061	(24,236)	70,825

Qatar	52,166	1.00% (pays quarterly)(1)	12/20/22	(102,438)	(10,031)	(112,469)

Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	1,864,621	(1,838,634)	25,987

Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	772,900	(808,665)	(35,765)

Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	772,932	(808,796)	(35,864)

Russia	138,897	1.00% (pays quarterly)(1)	6/20/25	4,426,744	(12,335,218)	(7,908,474)

Saudi Arabia	64,300	1.00% (pays quarterly)(1)	6/20/25	2,094,755	(3,832,914)	(1,738,159)

South Africa	76,950	1.00% (pays quarterly)(1)	6/20/21	1,817,277	(1,706,479)	110,798

South Africa	10,560	1.00% (pays quarterly)(1)	9/20/22	627,774	76,417	704,191

South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	8,885,150	(4,377,757)	4,507,393

Turkey	145,479	1.00% (pays quarterly)(1)	6/20/25	29,624,380	(30,365,498)	(741,118)

Total				$58,698,596	$(65,433,399)	$(6,734,803)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Greece	Bank of America, N.A.	$54,714	1.00% (pays quarterly)(1)	6/20/25	2.54%	$(3,946,922)	$2,938,955	$(1,007,967)

Greece	Citibank, N.A.	21,886	1.00% (pays quarterly)(1)	6/20/25	2.54	(1,578,798)	1,185,320	(393,478)

Total		$76,600				$(5,525,720)	$4,124,275	$(1,401,445)

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Croatia	Citibank, N.A.	$156	1.00% (pays quarterly)(1)	6/20/20	$(374)	$(308)	$(682)

Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(2,905)	(2,447)	(5,352)

Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(5,041)	(4,261)	(9,302)

Dubai	Bank of America, N.A.	2,919	1.00% (pays quarterly)(1)	12/20/24	229,764	(38,488)	191,276

Dubai	Barclays Bank PLC	9,571	1.00% (pays quarterly)(1)	12/20/24	753,365	(147,547)	605,818

Dubai	Barclays Bank PLC	12,762	1.00% (pays quarterly)(1)	12/20/24	1,004,540	(196,910)	807,630

Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	1,892,743	(922,653)	970,090

Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	2,027,359	(889,483)	1,137,876

Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	1,963,489	(383,331)	1,580,158

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	2,009,699	(408,400)	1,601,299

Oman	Bank of America, N.A.	23,000	1.00% (pays quarterly)(1)	6/20/26	7,096,336	(3,150,363)	3,945,973

Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(5,320)	(4,099)	(9,419)

Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(31,137)	(16,322)	(47,459)

Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	10,458	650	11,108

Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	32,524	8,093	40,617

South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	297,242	(89,442)	207,800

South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	445,863	(176,797)	269,066

South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	870,324	(247,670)	622,654

South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	466,450	(277,903)	188,547

South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	2,536,915	(1,680,425)	856,490

South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	182,506	(70,002)	112,504

South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	891,725	(353,125)	538,600

South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	477,000	(166,180)	310,820

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	HSBC Bank USA, N.A.	$58,700	1.00% (pays quarterly)(1)	6/20/29	$14,498,098	$(6,779,174)	$7,718,924

Ukraine	Barclays Bank PLC	145,588	5.00% (pays quarterly)(1)	6/20/25	9,314,245	(24,594,126)	(15,279,881)

Ukraine	JPMorgan Chase Bank, N.A.	4,575	5.00% (pays quarterly)(1)	12/20/24	269,992	—	269,992

Ukraine	JPMorgan Chase Bank, N.A.	4,560	5.00% (pays quarterly)(1)	12/20/24	269,115	17,525	286,640

Total					$47,494,975	$(40,573,188)	$6,921,787

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $238,449,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	59,700	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	5/28/20	$2,179,132

Citibank, N.A.	USD	50,900	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	5/28/20	1,885,287

Citibank, N.A.	USD	46,500	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	5/28/20	1,819,877

JPMorgan Chase Bank, N.A.	CNY	41,571	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 10.00% on $5,870,850 (pays quarterly)	7/17/20	62,677

UBS AG	CNY	71,722	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on $10,300,158 (pays quarterly)	5/12/20	66,778

						$6,013,751

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

CRC	–	Costa Rican Colon

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

MXN	–	Mexican Peso

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

ZAR	–	South African Rand

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $2,533,800,546)	$2,293,577,650

Affiliated investment, at value (identified cost, $388,680,363)	388,810,983

Cash	63,733,690

Deposits for derivatives collateral —

Futures contracts	2,321,562

Centrally cleared derivatives	147,161,803

OTC derivatives	37,664,256

Foreign currency, at value (identified cost, $16,546,864)	16,015,626

Interest and dividends receivable	46,225,410

Dividends receivable from affiliated investment	167,240

Receivable for investments sold	11,507,114

Receivable for open forward foreign currency exchange contracts	70,150,377

Receivable for open swap contracts	39,296,463

Upfront payments on open non-centrally cleared swap contracts	40,599,456

Receivable for closed swap contracts	5,569,763

Receivable from affiliate	336,746

Total assets	$3,163,138,139

Liabilities

Cash collateral due to brokers	$37,664,256

Payable for reverse repurchase agreements, including accrued interest of $61,349	119,950,052

Payable for investments purchased	12,940,611

Payable for securities sold short, at value (proceeds, $22,945,760)	16,984,927

Payable for variation margin on open financial futures contracts	900,903

Payable for variation margin on open centrally cleared derivatives	8,913,298

Payable for open forward foreign currency exchange contracts	34,110,409

Payable for open swap contracts	22,562,532

Upfront receipts on open non-centrally cleared swap contracts	4,150,543

Payable to affiliates:

Investment adviser fee	2,225,640

Trustees’ fees	9,218

Accrued foreign capital gains taxes	61,841

Accrued expenses	4,501,018

Total liabilities	$264,975,248

Net Assets applicable to investors’ interest in Portfolio	$2,898,162,891

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income (net of foreign taxes, $1,117,743)	$116,798,655

Dividends (net of foreign taxes, $129,138)	1,040,219

Dividends from affiliated investment	839,060

Total investment income	$118,677,934

Expenses

Investment adviser fee	$15,129,545

Trustees’ fees and expenses	54,250

Custodian fee	2,211,954

Legal and accounting services	86,333

Interest expense and fees	1,397,456

Dividend expense on securities sold short	220,960

Miscellaneous	48,683

Total expenses	$19,149,181

Deduct —

Allocation of expenses to affiliate	$1,085,562

Total expense reductions	$1,085,562

Net expenses	$18,063,619

Net investment income	$100,614,315

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $1,230,054)	$(67,172,273)

Investment transactions — affiliated investment	(70,482)

Futures contracts	21,842,942

Swap contracts	30,581,491

Foreign currency transactions	(5,357,967)

Forward foreign currency exchange contracts	26,304,411

Net realized gain	$6,128,122

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $183,480)	$(304,383,926)

Investments — affiliated investment	113,386

Securities sold short	5,960,833

Futures contracts	(989,288)

Swap contracts	92,061,627

Foreign currency	(203,472)

Forward foreign currency exchange contracts	71,451,891

Net change in unrealized appreciation (depreciation)	$(135,988,949)

Net realized and unrealized loss	$(129,860,827)

Net decrease in net assets from operations	$(29,246,512)

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$100,614,315	$214,642,982

Net realized gain (loss)	6,128,122	(223,067,269)

Net change in unrealized appreciation (depreciation)	(135,988,949)	277,785,510

Net increase (decrease) in net assets from operations	$(29,246,512)	$269,361,223

Capital transactions —

Contributions	$43,469,908	$370,424,184

Withdrawals	(447,338,468)	(1,825,445,711)

Net decrease in net assets from capital transactions	$(403,868,560)	$(1,455,021,527)

Net decrease in net assets	$(433,115,072)	$(1,185,660,304)

Net Assets

At beginning of period	$3,331,277,963	$4,516,938,267

At end of period	$2,898,162,891	$3,331,277,963

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019		2018		2017	2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	1.12	%(3)(4)	1.26	%(4)	1.11	%(4)	1.13%	1.10%		1.14%

Net investment income	6.22	%(3)	5.86%		5.09%		4.54%	5.09%		5.53%

Portfolio Turnover	39	%(5)	71%		75%		76%	97%		75%

Total Return	(0.66	)%(5)	8.22	%(4)	(7.08	)%(4)	5.65%	7.79	%(6)	3.36%

Net assets, end of period (000’s omitted)	$2,898,163		$3,331,278		$4,516,938		$4,067,979	$2,260,213		$1,879,008

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.10%, 0.24%, 0.07%, 0.06%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(3)	Annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.07%, 0.05% and 0.03% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 91.0%, 8.4% and 0.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2020 were $44,994,798 or 1.6% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

48

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

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Notes to Consolidated Financial Statements (Unaudited) — continued

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the

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Notes to Consolidated Financial Statements (Unaudited) — continued

transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $15,129,545 or 0.94% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $1,085,562 of the Portfolio’s operating expenses for the six months ended April 30, 2020. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$887,443,225	$1,056,370,983

U.S. Government and Agency Securities	60,381,632	7,306,209

	$947,824,857	$1,063,677,192

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Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,007,843,975

Gross unrealized appreciation	$139,488,233

Gross unrealized depreciation	(366,500,664)

Net unrealized depreciation	$(227,012,431)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Consolidated Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, cross currency swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $45,489,898. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $811,961 at April 30, 2020.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2020. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price		Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—		$55	$—	$55

Not applicable	—	59,746,476 *	1,613,564	*	65,571,914 *	88,759,727 *	215,691,681

Receivable for open forward foreign currency exchange contracts	—	—	—		70,150,377	—	70,150,377

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	5,884,296	47,539,752	129,455		—	11,008,830	64,562,333

Total Asset Derivatives	$5,884,296	$107,286,228	$1,743,019		$135,722,346	$99,768,557	$350,404,446

Derivatives not subject to master netting or similar agreements	$—	$59,746,476	$1,613,564		$65,571,914	$88,759,727	$215,691,681

Total Asset Derivatives subject to master netting or similar agreements	$5,884,296	$47,539,752	$129,455		$70,150,432	$11,008,830	$134,712,765

Not applicable	$—	$(1,766,145)*	$(259,010	)*	$(33,528,820)*	$(97,841,450)*	$(133,395,425)

Payable for open forward foreign currency exchange contracts	—	—	—		(34,110,409)	—	(34,110,409)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(5,570,497)	—		—	(5,808,992)	(11,379,489)

Total Liability Derivatives	$—	$(7,336,642)	$(259,010)		$(67,639,229)	$(103,650,442)	$(178,885,323)

Derivatives not subject to master netting or similar agreements	$—	$(1,766,145)	$(259,010)		$(33,528,820)	$(97,841,450)	$(133,395,425)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(5,570,497)	$—		$(34,110,409)	$(5,808,992)	$(45,489,898)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$17,392,389	$(10,478,060)	$(6,914,329)	$—	$—	$—

Barclays Bank PLC	13,099,509	—	—	(13,099,509)	—	18,020,096

BNP Paribas	8,820,436	(6,772,420)	—	(2,048,016)	—	3,814,000

Citibank, N.A.	11,072,672	(2,502,272)	(353,496)	(7,698,928)	517,976	7,698,928

Credit Agricole Corporate and Investment Bank	1,993,011	(457,272)	—	(1,535,739)	—	1,941,013

Goldman Sachs International	19,172,669	(2,166,245)	(17,006,424)	—	—	—

HSBC Bank USA, N.A.	15,002,939	(2,570,471)	(12,432,468)	—	—	—

ICBC Standard Bank plc	824,021	(248,643)	—	(575,378)	—	690,000

JPMorgan Chase Bank, N.A.	4,208,464	(3,216,408)	—	(992,056)	—	1,500,219

Morgan Stanley & Co. International PLC	1,675,691	(61,593)	(1,593,438)	—	20,660	—

Nomura International PLC	32,524	—	—	(32,524)	—	70,000

Société Générale	2,594,899	—	(1,976,011)	(540,000)	78,888	540,000

Standard Chartered Bank	38,030,200	(16,199,361)	—	(3,390,000)	18,440,839	3,390,000

The Toronto-Dominion Bank	—	—	—	—	—	—

UBS AG	793,341	(793,341)	—	—	—	—

	$134,712,765	$(45,466,086)	$(40,276,166)	$(29,912,150)	$19,058,363	$37,664,256

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(10,478,060)	$10,478,060	$—	$—	$—	$—

BNP Paribas	(6,772,420)	6,772,420	—	—	—	—

Citibank, N.A.	(2,502,272)	2,502,272	—	—	—	—

Credit Agricole Corporate and Investment Bank	(457,272)	457,272	—	—	—	—

Goldman Sachs International	(2,166,245)	2,166,245	—	—	—	—

HSBC Bank USA, N.A.	(2,570,471)	2,570,471	—	—	—	—

ICBC Standard Bank plc	(248,643)	248,643	—	—	—	—

JPMorgan Chase Bank, N.A.	(3,216,408)	3,216,408	—	—	—	—

Morgan Stanley & Co. International PLC	(61,593)	61,593	—	—	—	—

Standard Chartered Bank	(16,199,361)	16,199,361	—	—	—	—

UBS AG	(817,153)	793,341	23,812	—	—	—

	$(45,489,898)	$45,466,086	$23,812	$—	$—	$—

Total — Deposits for derivatives collateral — OTC derivatives						$37,664,256

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

55

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Information with respect to reverse repurchase agreements at April 30, 2020 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(6,535,555)	$—	$4,842,052	$(1,693,503)

Futures contracts	24,425,567	—	(1,903,090)	—	(679,535)	21,842,942

Swap contracts	10,258,684	79,017,018	5,563,220	(5,378,560)	(58,878,871)	30,581,491

Forward foreign currency exchange contracts	—	—	—	26,304,411	—	26,304,411

Total	$34,684,251	$79,017,018	$(2,875,425)	$20,925,851	$(54,716,354)	$77,035,341

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$4,906,018	$(252,268)	$(5,711,069)	$(1,057,319)

Futures contracts	135,830	—	(1,301,913)	—	176,795	(989,288)

Swap contracts	4,953,020	20,536,116	(433,983)	6,200,435	60,806,039	92,061,627

Forward foreign currency exchange contracts	—	—	—	71,451,891	—	71,451,891

Total	$5,088,850	$20,536,116	$3,170,122	$77,400,058	$55,271,765	$161,466,911

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts	Interest Rate Swaptions Purchased

$93,090,000	$107,665,000	$7,340,314,000	$5,288,561,000	$105,062,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately $54,710,000 and 389 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporarily purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

56

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2020 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	4/24/2020	On Demand	(1)	2.50%	$9,177,742	$9,180,291

Barclays Bank PLC	4/24/2020	On Demand	(1)	2.50%	7,849,984	7,852,165

Barclays Bank PLC	4/29/2020	On Demand	(1)	2.50%	21,740,772	21,742,282

JPMorgan Chase Bank, N.A.	4/2/2020	On Demand	(1)	1.50%	6,495,289	6,502,867

JPMorgan Chase Bank, N.A.	4/7/2020	On Demand	(1)	2.00%	18,576,310	18,599,014

JPMorgan Chase Bank, N.A.	4/7/2020	On Demand	(1)	2.50%	10,858,965	10,875,555

Nomura International PLC	4/24/2020	On Demand	(1)	1.55%	24,753,434	24,757,697

Nomura International PLC	4/24/2020	On Demand	(1)	1.75%	12,929,007	12,931,521

Nomura International PLC	4/24/2020	On Demand	(1)	1.75%	7,507,200	7,508,660

Total					$119,888,703	$119,950,052

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At April 30, 2020, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. The type of securities pledged as collateral for all open reverse repurchase agreements was sovereign debt.

For the six months ended April 30, 2020, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $112,466,000 and 2.11%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2020. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2020.

Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2020.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Barclays Bank PLC	$(38,774,738)	$—	$38,774,738	$—

JPMorgan Chase Bank, N.A.	(35,977,436)	—	35,977,436	—

Nomura International PLC	(45,197,878)	—	45,197,878	—

	$(119,950,052)	$—	$119,950,052	$—

*	Including accrued interest.

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

57

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $388,810,983, which represents 13.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$172,862,422	$1,404,130,424	$(1,188,224,767)	$(70,482)	$113,386	$388,810,983	$839,060	388,810,983

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$1,730,079,896		$—	$1,730,079,896

Foreign Corporate Bonds	—	68,895,447		50,534,397	119,429,844

Sovereign Loans	—	138,203,933		—	138,203,933

Senior Floating-Rate Loans	—	—		1,629,464	1,629,464

Collateralized Mortgage Obligations	—	76,039,078		—	76,039,078

U.S. Government Guaranteed Small Business Administration Loans	—	31,877,914		—	31,877,914

Common Stocks	—	109,712,919	**	—	109,712,919

Warrants	—	—		0	0

Short-Term Investments

Foreign Government Securities	—	31,608,922		—	31,608,922

U.S. Treasury Obligations	—	54,995,625		—	54,995,625

Other	—	388,810,983		—	388,810,983

Purchased Currency Options	—	55		—	55

Total Investments	$—	$2,630,224,772		$52,163,861	$2,682,388,633

Forward Foreign Currency Exchange Contracts	$—	$135,722,291		$—	$135,722,291

Futures Contracts	1,057,918	1,613,564		—	2,671,482

Swap Contracts	—	212,010,618		—	212,010,618

Total	$1,057,918	$2,979,571,245		$52,163,861	$3,032,793,024

58

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Securities Sold Short	$—	$(16,984,927)	$—	$(16,984,927)

Forward Foreign Currency Exchange Contracts	—	(67,639,229)	—	(67,639,229)

Futures Contracts	(259,010)	—	—	(259,010)

Swap Contracts	—	(110,987,084)	—	(110,987,084)

Total	$(259,010)	$(195,611,240)	$—	$(195,870,250)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

10 Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

59

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process – Eaton Vance Funds

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

60

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

61

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

62

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

63

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

*Interested Trustee

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

64

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020